Shareholder Report, Holdings (Details)	Aug. 31, 2025
Large Capitalization Value Portfolio Class A | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Large Capitalization Value Portfolio Class A | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
Large Capitalization Value Portfolio Class A | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Large Capitalization Value Portfolio Class A | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Large Capitalization Value Portfolio Class A | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	28.00%
Large Capitalization Value Portfolio Class A | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
Large Capitalization Value Portfolio Class A | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Large Capitalization Value Portfolio Class A | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
Large Capitalization Value Portfolio Class A | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
Large Capitalization Value Portfolio Class A | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
Large Capitalization Value Portfolio Class A | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
Large Capitalization Value Portfolio Class A | Henry Schein Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Large Capitalization Value Portfolio Class A | A M E T E K Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Large Capitalization Value Portfolio Class A | Canadian Pacific Kansas City Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Large Capitalization Value Portfolio Class A | A Pi Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Large Capitalization Value Portfolio Class A | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Large Capitalization Value Portfolio Class A | Capital One Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Large Capitalization Value Portfolio Class A | Danaher Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Large Capitalization Value Portfolio Class A | Williams Companies Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Large Capitalization Value Portfolio Class A | Clean Harbors Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Large Capitalization Value Portfolio Class A | Martin Marietta Marerials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Large Capitalization Value Portfolio Class C | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Large Capitalization Value Portfolio Class C | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
Large Capitalization Value Portfolio Class C | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
Large Capitalization Value Portfolio Class C | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	20.30%
Large Capitalization Value Portfolio Class C | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	21.90%
Large Capitalization Value Portfolio Class C | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Large Capitalization Value Portfolio Class C | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
Large Capitalization Value Portfolio Class C | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
Large Capitalization Value Portfolio Class C | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Large Capitalization Value Portfolio Class C | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
Large Capitalization Value Portfolio Class C | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
Large Capitalization Value Portfolio Class C | Henry Schein Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Large Capitalization Value Portfolio Class C | A M E T E K Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Large Capitalization Value Portfolio Class C | Canadian Pacific Kansas City Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Large Capitalization Value Portfolio Class C | A Pi Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Large Capitalization Value Portfolio Class C | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Large Capitalization Value Portfolio Class C | Capital One Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Large Capitalization Value Portfolio Class C | Danaher Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Large Capitalization Value Portfolio Class C | Williams Companies Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Large Capitalization Value Portfolio Class C | Clean Harbors Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Large Capitalization Value Portfolio Class C | Martin Marietta Marerials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Large Capitalization Value Portfolio Class I | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Large Capitalization Value Portfolio Class I | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
Large Capitalization Value Portfolio Class I | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Large Capitalization Value Portfolio Class I | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Large Capitalization Value Portfolio Class I | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	28.00%
Large Capitalization Value Portfolio Class I | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
Large Capitalization Value Portfolio Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Large Capitalization Value Portfolio Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
Large Capitalization Value Portfolio Class I | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
Large Capitalization Value Portfolio Class I | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
Large Capitalization Value Portfolio Class I | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
Large Capitalization Value Portfolio Class I | Henry Schein Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Large Capitalization Value Portfolio Class I | A M E T E K Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Large Capitalization Value Portfolio Class I | Canadian Pacific Kansas City Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Large Capitalization Value Portfolio Class I | A Pi Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Large Capitalization Value Portfolio Class I | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Large Capitalization Value Portfolio Class I | Capital One Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Large Capitalization Value Portfolio Class I | Danaher Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Large Capitalization Value Portfolio Class I | Williams Companies Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Large Capitalization Value Portfolio Class I | Clean Harbors Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Large Capitalization Value Portfolio Class I | Martin Marietta Marerials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Large Capitalization Growth Portfolio Class A | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Large Capitalization Growth Portfolio Class A | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
Large Capitalization Growth Portfolio Class A | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Large Capitalization Growth Portfolio Class A | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	50.60%
Large Capitalization Growth Portfolio Class A | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Large Capitalization Growth Portfolio Class A | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Large Capitalization Growth Portfolio Class A | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
Large Capitalization Growth Portfolio Class A | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Large Capitalization Growth Portfolio Class A | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
Large Capitalization Growth Portfolio Class A | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
Large Capitalization Growth Portfolio Class A | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Large Capitalization Growth Portfolio Class A | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Large Capitalization Growth Portfolio Class A | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Large Capitalization Growth Portfolio Class A | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Large Capitalization Growth Portfolio Class A | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Large Capitalization Growth Portfolio Class A | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Large Capitalization Growth Portfolio Class A | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Large Capitalization Growth Portfolio Class A | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Large Capitalization Growth Portfolio Class A | Booking Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Large Capitalization Growth Portfolio Class A | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Large Capitalization Growth Portfolio Class A | App Lovin Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Large Capitalization Growth Portfolio Class C | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Large Capitalization Growth Portfolio Class C | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
Large Capitalization Growth Portfolio Class C | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Large Capitalization Growth Portfolio Class C | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	50.60%
Large Capitalization Growth Portfolio Class C | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Large Capitalization Growth Portfolio Class C | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Large Capitalization Growth Portfolio Class C | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
Large Capitalization Growth Portfolio Class C | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Large Capitalization Growth Portfolio Class C | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
Large Capitalization Growth Portfolio Class C | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
Large Capitalization Growth Portfolio Class C | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Large Capitalization Growth Portfolio Class C | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Large Capitalization Growth Portfolio Class C | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Large Capitalization Growth Portfolio Class C | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Large Capitalization Growth Portfolio Class C | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Large Capitalization Growth Portfolio Class C | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Large Capitalization Growth Portfolio Class C | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Large Capitalization Growth Portfolio Class C | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Large Capitalization Growth Portfolio Class C | Booking Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Large Capitalization Growth Portfolio Class C | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Large Capitalization Growth Portfolio Class C | App Lovin Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Large Capitalization Growth Portfolio Class I | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Large Capitalization Growth Portfolio Class I | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
Large Capitalization Growth Portfolio Class I | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Large Capitalization Growth Portfolio Class I | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	50.60%
Large Capitalization Growth Portfolio Class I | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Large Capitalization Growth Portfolio Class I | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Large Capitalization Growth Portfolio Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
Large Capitalization Growth Portfolio Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Large Capitalization Growth Portfolio Class I | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
Large Capitalization Growth Portfolio Class I | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
Large Capitalization Growth Portfolio Class I | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Large Capitalization Growth Portfolio Class I | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Large Capitalization Growth Portfolio Class I | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Large Capitalization Growth Portfolio Class I | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Large Capitalization Growth Portfolio Class I | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Large Capitalization Growth Portfolio Class I | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Large Capitalization Growth Portfolio Class I | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Large Capitalization Growth Portfolio Class I | Booking Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Large Capitalization Growth Portfolio Class I | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Large Capitalization Growth Portfolio Class I | App Lovin Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Large Capitalization Growth Portfolio Class I | Brodcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Mid Capitalization Portfolio - Class A | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
Mid Capitalization Portfolio - Class A | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Mid Capitalization Portfolio - Class A | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Mid Capitalization Portfolio - Class A | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
Mid Capitalization Portfolio - Class A | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	34.10%
Mid Capitalization Portfolio - Class A | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Mid Capitalization Portfolio - Class A | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Mid Capitalization Portfolio - Class A | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Mid Capitalization Portfolio - Class A | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%
Mid Capitalization Portfolio - Class A | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
Mid Capitalization Portfolio - Class A | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Mid Capitalization Portfolio - Class A | Hubbell Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%
Mid Capitalization Portfolio - Class A | Western Alliance Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%
Mid Capitalization Portfolio - Class A | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Mid Capitalization Portfolio - Class A | Coherent Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.09%
Mid Capitalization Portfolio - Class A | Zions Bancorp N A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%
Mid Capitalization Portfolio - Class A | Republic Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%
Mid Capitalization Portfolio - Class A | Herc Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%
Mid Capitalization Portfolio - Class A | B Js Wholesale Club Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Mid Capitalization Portfolio - Class A | Burlington Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%
Mid Capitalization Portfolio - Class A | Tradeweb Markets Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%
Mid Capitalization Portfolio - Class C | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
Mid Capitalization Portfolio - Class C | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Mid Capitalization Portfolio - Class C | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Mid Capitalization Portfolio - Class C | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
Mid Capitalization Portfolio - Class C | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	34.10%
Mid Capitalization Portfolio - Class C | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Mid Capitalization Portfolio - Class C | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Mid Capitalization Portfolio - Class C | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Mid Capitalization Portfolio - Class C | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%
Mid Capitalization Portfolio - Class C | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
Mid Capitalization Portfolio - Class C | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Mid Capitalization Portfolio - Class C | Hubbell Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%
Mid Capitalization Portfolio - Class C | Western Alliance Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%
Mid Capitalization Portfolio - Class C | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Mid Capitalization Portfolio - Class C | Coherent Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.09%
Mid Capitalization Portfolio - Class C | Zions Bancorp N A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%
Mid Capitalization Portfolio - Class C | Republic Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%
Mid Capitalization Portfolio - Class C | Herc Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%
Mid Capitalization Portfolio - Class C | B Js Wholesale Club Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Mid Capitalization Portfolio - Class C | Burlington Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%
Mid Capitalization Portfolio - Class C | Tradeweb Markets Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%
Mid Capitalization Portfolio - Class I | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
Mid Capitalization Portfolio - Class I | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Mid Capitalization Portfolio - Class I | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Mid Capitalization Portfolio - Class I | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
Mid Capitalization Portfolio - Class I | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	34.10%
Mid Capitalization Portfolio - Class I | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Mid Capitalization Portfolio - Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Mid Capitalization Portfolio - Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Mid Capitalization Portfolio - Class I | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%
Mid Capitalization Portfolio - Class I | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
Mid Capitalization Portfolio - Class I | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Mid Capitalization Portfolio - Class I | Hubbell Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%
Mid Capitalization Portfolio - Class I | Western Alliance Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%
Mid Capitalization Portfolio - Class I | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Mid Capitalization Portfolio - Class I | Coherent Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.09%
Mid Capitalization Portfolio - Class I | Zions Bancorp N A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%
Mid Capitalization Portfolio - Class I | Republic Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%
Mid Capitalization Portfolio - Class I | Herc Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%
Mid Capitalization Portfolio - Class I | B Js Wholesale Club Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Mid Capitalization Portfolio - Class I | Burlington Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%
Mid Capitalization Portfolio - Class I | Tradeweb Markets Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%
Small Capitalization Portfolio Class A | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Small Capitalization Portfolio Class A | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
Small Capitalization Portfolio Class A | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Small Capitalization Portfolio Class A | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	19.90%
Small Capitalization Portfolio Class A | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
Small Capitalization Portfolio Class A | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Small Capitalization Portfolio Class A | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Small Capitalization Portfolio Class A | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
Small Capitalization Portfolio Class A | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	21.40%
Small Capitalization Portfolio Class A | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
Small Capitalization Portfolio Class A | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
Small Capitalization Portfolio Class A | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Small Capitalization Portfolio Class A | Credo Technology Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Small Capitalization Portfolio Class A | Comfort Systems U S A Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%
Small Capitalization Portfolio Class A | Rigel Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%
Small Capitalization Portfolio Class A | E M C O R Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%
Small Capitalization Portfolio Class A | Stride Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%
Small Capitalization Portfolio Class A | Watts Water Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%
Small Capitalization Portfolio Class A | Atlanta Braves Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%
Small Capitalization Portfolio Class A | Central Garden Pet Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Small Capitalization Portfolio Class A | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Small Capitalization Portfolio Class C | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Small Capitalization Portfolio Class C | Credo Technology Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Small Capitalization Portfolio Class C | Comfort Systems U S A Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%
Small Capitalization Portfolio Class C | Rigel Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%
Small Capitalization Portfolio Class C | E M C O R Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%
Small Capitalization Portfolio Class C | Stride Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%
Small Capitalization Portfolio Class C | Watts Water Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%
Small Capitalization Portfolio Class C | Atlanta Braves Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%
Small Capitalization Portfolio Class C | Central Garden Pet Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Small Capitalization Portfolio Class C | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Small Capitalization Portfolio Class I | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Small Capitalization Portfolio Class I | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
Small Capitalization Portfolio Class I | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Small Capitalization Portfolio Class I | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	19.90%
Small Capitalization Portfolio Class I | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
Small Capitalization Portfolio Class I | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Small Capitalization Portfolio Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Small Capitalization Portfolio Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
Small Capitalization Portfolio Class I | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	21.40%
Small Capitalization Portfolio Class I | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
Small Capitalization Portfolio Class I | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
Small Capitalization Portfolio Class I | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Small Capitalization Portfolio Class I | Credo Technology Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Small Capitalization Portfolio Class I | Comfort Systems U S A Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%
Small Capitalization Portfolio Class I | Rigel Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%
Small Capitalization Portfolio Class I | E M C O R Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%
Small Capitalization Portfolio Class I | Stride Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%
Small Capitalization Portfolio Class I | Watts Water Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%
Small Capitalization Portfolio Class I | Atlanta Braves Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%
Small Capitalization Portfolio Class I | Central Garden Pet Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Small Capitalization Portfolio Class I | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
International Equity Portfolio Class A | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
International Equity Portfolio Class A | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
International Equity Portfolio Class A | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
International Equity Portfolio Class A | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
International Equity Portfolio Class A | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%
International Equity Portfolio Class A | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
International Equity Portfolio Class A | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
International Equity Portfolio Class A | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
International Equity Portfolio Class A | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	31.50%
International Equity Portfolio Class A | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
International Equity Portfolio Class A | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
International Equity Portfolio Class A | Kinross Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.04%
International Equity Portfolio Class A | Rolls Royce Holdingsplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
International Equity Portfolio Class A | Caixa Bank S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%
International Equity Portfolio Class A | G E A Group A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.08%
International Equity Portfolio Class A | Banco Santander S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%
International Equity Portfolio Class A | Intesa Sanpaolo Sp A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%
International Equity Portfolio Class A | D B S Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%
International Equity Portfolio Class A | Mitsubishi Heavy Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
International Equity Portfolio Class A | Xiaomi Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%
International Equity Portfolio Class A | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%
International Equity Portfolio Class A | America [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
International Equity Portfolio Class A | Greater Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
International Equity Portfolio Class A | Greater Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.60%
International Equity Portfolio Class C | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
International Equity Portfolio Class C | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
International Equity Portfolio Class C | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
International Equity Portfolio Class C | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
International Equity Portfolio Class C | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%
International Equity Portfolio Class C | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
International Equity Portfolio Class C | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
International Equity Portfolio Class C | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
International Equity Portfolio Class C | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	31.50%
International Equity Portfolio Class C | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
International Equity Portfolio Class C | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
International Equity Portfolio Class C | Kinross Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.04%
International Equity Portfolio Class C | Rolls Royce Holdingsplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
International Equity Portfolio Class C | Caixa Bank S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%
International Equity Portfolio Class C | G E A Group A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.08%
International Equity Portfolio Class C | Banco Santander S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%
International Equity Portfolio Class C | Intesa Sanpaolo Sp A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%
International Equity Portfolio Class C | D B S Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%
International Equity Portfolio Class C | Mitsubishi Heavy Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
International Equity Portfolio Class C | Xiaomi Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%
International Equity Portfolio Class C | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%
International Equity Portfolio Class C | America [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
International Equity Portfolio Class C | Greater Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
International Equity Portfolio Class C | Greater Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.60%
International Equity Portfolio Class I | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
International Equity Portfolio Class I | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
International Equity Portfolio Class I | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
International Equity Portfolio Class I | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
International Equity Portfolio Class I | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%
International Equity Portfolio Class I | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
International Equity Portfolio Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
International Equity Portfolio Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
International Equity Portfolio Class I | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	31.50%
International Equity Portfolio Class I | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
International Equity Portfolio Class I | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
International Equity Portfolio Class I | Kinross Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.04%
International Equity Portfolio Class I | Rolls Royce Holdingsplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
International Equity Portfolio Class I | Caixa Bank S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%
International Equity Portfolio Class I | G E A Group A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.08%
International Equity Portfolio Class I | Banco Santander S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%
International Equity Portfolio Class I | Intesa Sanpaolo Sp A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%
International Equity Portfolio Class I | D B S Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%
International Equity Portfolio Class I | Mitsubishi Heavy Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
International Equity Portfolio Class I | Xiaomi Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%
International Equity Portfolio Class I | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%
International Equity Portfolio Class I | America [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
International Equity Portfolio Class I | Greater Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
International Equity Portfolio Class I | Greater Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.60%
Health & Biotechnology Portfolio Class A | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class A | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
Health & Biotechnology Portfolio Class A | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class A | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class A | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class A | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class A | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class A | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class A | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class A | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class A | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class A | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Health & Biotechnology Portfolio Class A | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Health & Biotechnology Portfolio Class A | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Health & Biotechnology Portfolio Class A | Mc Kesson Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Health & Biotechnology Portfolio Class A | Cardinal Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Health & Biotechnology Portfolio Class A | Novartis A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Health & Biotechnology Portfolio Class A | Exelixis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Health & Biotechnology Portfolio Class A | United Therapeutics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Health & Biotechnology Portfolio Class A | Jazz Pharmaceuticalsplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Health & Biotechnology Portfolio Class A | The Cigna Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Health & Biotechnology Porfolio Class C | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Porfolio Class C | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
Health & Biotechnology Porfolio Class C | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Porfolio Class C | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Porfolio Class C | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Porfolio Class C | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Porfolio Class C | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Porfolio Class C | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Porfolio Class C | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Porfolio Class C | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Porfolio Class C | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Porfolio Class C | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Health & Biotechnology Porfolio Class C | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Health & Biotechnology Porfolio Class C | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Health & Biotechnology Porfolio Class C | Mc Kesson Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Health & Biotechnology Porfolio Class C | Cardinal Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Health & Biotechnology Porfolio Class C | Novartis A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Health & Biotechnology Porfolio Class C | Exelixis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Health & Biotechnology Porfolio Class C | United Therapeutics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Health & Biotechnology Porfolio Class C | Jazz Pharmaceuticalsplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Health & Biotechnology Porfolio Class C | The Cigna Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Health & Biotechnology Portfolio Class I | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class I | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
Health & Biotechnology Portfolio Class I | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class I | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class I | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class I | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class I | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class I | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class I | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class I | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Health & Biotechnology Portfolio Class I | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Health & Biotechnology Portfolio Class I | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Health & Biotechnology Portfolio Class I | Mc Kesson Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Health & Biotechnology Portfolio Class I | Cardinal Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Health & Biotechnology Portfolio Class I | Novartis A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Health & Biotechnology Portfolio Class I | Exelixis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Health & Biotechnology Portfolio Class I | United Therapeutics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Health & Biotechnology Portfolio Class I | Jazz Pharmaceuticalsplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Health & Biotechnology Portfolio Class I | The Cigna Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Technology & Communications Portfolio Class A | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Technology & Communications Portfolio Class A | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	62.50%
Technology & Communications Portfolio Class A | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Technology & Communications Portfolio Class A | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
Technology & Communications Portfolio Class A | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
Technology & Communications Portfolio Class A | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
Technology & Communications Portfolio Class A | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.49%
Technology & Communications Portfolio Class A | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Technology & Communications Portfolio Class A | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.53%
Technology & Communications Portfolio Class A | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%
Technology & Communications Portfolio Class A | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.58%
Technology & Communications Portfolio Class A | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.71%
Technology & Communications Portfolio Class A | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.79%
Technology & Communications Portfolio Class A | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.06%
Technology & Communications Portfolio Class A | K L A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.69%
Technology & Communications Portfolio Class A | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.18%
Technology & Communications Portfolio Class C | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Technology & Communications Portfolio Class C | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	62.50%
Technology & Communications Portfolio Class C | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Technology & Communications Portfolio Class C | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
Technology & Communications Portfolio Class C | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
Technology & Communications Portfolio Class C | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
Technology & Communications Portfolio Class C | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.49%
Technology & Communications Portfolio Class C | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Technology & Communications Portfolio Class C | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.53%
Technology & Communications Portfolio Class C | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%
Technology & Communications Portfolio Class C | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.58%
Technology & Communications Portfolio Class C | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.71%
Technology & Communications Portfolio Class C | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.79%
Technology & Communications Portfolio Class C | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.06%
Technology & Communications Portfolio Class C | K L A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.69%
Technology & Communications Portfolio Class C | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.18%
Technology & Communications Portfolio Class I | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Technology & Communications Portfolio Class I | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	62.50%
Technology & Communications Portfolio Class I | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Technology & Communications Portfolio Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
Technology & Communications Portfolio Class I | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
Technology & Communications Portfolio Class I | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
Technology & Communications Portfolio Class I | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.49%
Technology & Communications Portfolio Class I | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Technology & Communications Portfolio Class I | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.53%
Technology & Communications Portfolio Class I | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%
Technology & Communications Portfolio Class I | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.58%
Technology & Communications Portfolio Class I | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.71%
Technology & Communications Portfolio Class I | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.79%
Technology & Communications Portfolio Class I | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.06%
Technology & Communications Portfolio Class I | K L A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.69%
Technology & Communications Portfolio Class I | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.18%
Energy & Basic Materials Class A | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Energy & Basic Materials Class A | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Energy & Basic Materials Class A | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Energy & Basic Materials Class A | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Energy & Basic Materials Class A | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Energy & Basic Materials Class A | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	58.40%
Energy & Basic Materials Class A | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Energy & Basic Materials Class A | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Energy & Basic Materials Class A | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Energy & Basic Materials Class A | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Energy & Basic Materials Class A | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	39.40%
Energy & Basic Materials Class A | Kinross Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%
Energy & Basic Materials Class A | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.62%
Energy & Basic Materials Class A | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.24%
Energy & Basic Materials Class A | Lindeplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.15%
Energy & Basic Materials Class A | Rio Tinto P L C A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%
Energy & Basic Materials Class A | E O G Resources Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%
Energy & Basic Materials Class A | Petroleo Brasileiro S A Petrobras A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%
Energy & Basic Materials Class A | Kinder Morgan Inc Class P [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%
Energy & Basic Materials Class A | Eni Sp A A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Energy & Basic Materials Class A | Suncor Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%
Energy & Basic Materials Class C | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Energy & Basic Materials Class C | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Energy & Basic Materials Class C | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Energy & Basic Materials Class C | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Energy & Basic Materials Class C | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Energy & Basic Materials Class C | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	58.40%
Energy & Basic Materials Class C | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Energy & Basic Materials Class C | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Energy & Basic Materials Class C | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Energy & Basic Materials Class C | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Energy & Basic Materials Class C | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	39.40%
Energy & Basic Materials Class C | Kinross Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%
Energy & Basic Materials Class C | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.62%
Energy & Basic Materials Class C | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.24%
Energy & Basic Materials Class C | Lindeplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.15%
Energy & Basic Materials Class C | Rio Tinto P L C A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%
Energy & Basic Materials Class C | E O G Resources Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%
Energy & Basic Materials Class C | Petroleo Brasileiro S A Petrobras A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%
Energy & Basic Materials Class C | Kinder Morgan Inc Class P [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%
Energy & Basic Materials Class C | Eni Sp A A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Energy & Basic Materials Class C | Suncor Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%
Energy & Basic Materials Class I | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Energy & Basic Materials Class I | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Energy & Basic Materials Class I | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Energy & Basic Materials Class I | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Energy & Basic Materials Class I | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Energy & Basic Materials Class I | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	57.80%
Energy & Basic Materials Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Energy & Basic Materials Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Energy & Basic Materials Class I | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Energy & Basic Materials Class I | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Energy & Basic Materials Class I | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	38.80%
Energy & Basic Materials Class I | Kinross Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%
Energy & Basic Materials Class I | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.62%
Energy & Basic Materials Class I | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.24%
Energy & Basic Materials Class I | Lindeplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.15%
Energy & Basic Materials Class I | Rio Tinto P L C A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%
Energy & Basic Materials Class I | E O G Resources Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%
Energy & Basic Materials Class I | Petroleo Brasileiro S A Petrobras A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%
Energy & Basic Materials Class I | Kinder Morgan Inc Class P [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%
Energy & Basic Materials Class I | Eni Sp A A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Energy & Basic Materials Class I | Suncor Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%
Financial Services Portfolio Class A | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Financial Services Portfolio Class A | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Financial Services Portfolio Class A | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Financial Services Portfolio Class A | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Financial Services Portfolio Class A | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Financial Services Portfolio Class A | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Financial Services Portfolio Class A | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Financial Services Portfolio Class A | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Financial Services Portfolio Class A | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	95.40%
Financial Services Portfolio Class A | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Financial Services Portfolio Class A | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Financial Services Portfolio Class A | Capital One Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Financial Services Portfolio Class A | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.13%
Financial Services Portfolio Class A | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.47%
Financial Services Portfolio Class A | J P Morgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.51%
Financial Services Portfolio Class A | Bank Of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Financial Services Portfolio Class A | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
Financial Services Portfolio Class A | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%
Financial Services Portfolio Class A | Chubb Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%
Financial Services Portfolio Class A | C M E Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Financial Services Portfolio Class A | Aflac Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%
Financial Services Portfolio Class C | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Financial Services Portfolio Class C | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Financial Services Portfolio Class C | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Financial Services Portfolio Class C | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Financial Services Portfolio Class C | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Financial Services Portfolio Class C | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Financial Services Portfolio Class C | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Financial Services Portfolio Class C | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Financial Services Portfolio Class C | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	95.40%
Financial Services Portfolio Class C | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Financial Services Portfolio Class C | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Financial Services Portfolio Class C | Capital One Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Financial Services Portfolio Class C | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.13%
Financial Services Portfolio Class C | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.47%
Financial Services Portfolio Class C | J P Morgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.51%
Financial Services Portfolio Class C | Bank Of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Financial Services Portfolio Class C | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
Financial Services Portfolio Class C | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%
Financial Services Portfolio Class C | Chubb Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%
Financial Services Portfolio Class C | C M E Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Financial Services Portfolio Class C | Aflac Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%
Financial Services Portfolio Class I | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Financial Services Portfolio Class I | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Financial Services Portfolio Class I | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Financial Services Portfolio Class I | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Financial Services Portfolio Class I | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Financial Services Portfolio Class I | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Financial Services Portfolio Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Financial Services Portfolio Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Financial Services Portfolio Class I | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	95.40%
Financial Services Portfolio Class I | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Financial Services Portfolio Class I | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Financial Services Portfolio Class I | Capital One Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Financial Services Portfolio Class I | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.13%
Financial Services Portfolio Class I | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.47%
Financial Services Portfolio Class I | J P Morgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.51%
Financial Services Portfolio Class I | Bank Of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Financial Services Portfolio Class I | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
Financial Services Portfolio Class I | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%
Financial Services Portfolio Class I | Chubb Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%
Financial Services Portfolio Class I | C M E Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Financial Services Portfolio Class I | Aflac Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%
Investment Quality Bond Portfolio Class A | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Investment Quality Bond Portfolio Class A | Cash And Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Investment Quality Bond Portfolio Class A | Corporate Segment [Member]
Holdings [Line Items]
Percent of Total Investments	34.50%
Investment Quality Bond Portfolio Class A | Government [Member]
Holdings [Line Items]
Percent of Total Investments	60.30%
Investment Quality Bond Portfolio Class A | Vanguard Intermediate Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.60%
Investment Quality Bond Portfolio Class A | Vanguard Short Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Investment Quality Bond Portfolio Class C | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Investment Quality Bond Portfolio Class C | Cash And Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Investment Quality Bond Portfolio Class C | Corporate Segment [Member]
Holdings [Line Items]
Percent of Total Investments	35.40%
Investment Quality Bond Portfolio Class C | Government [Member]
Holdings [Line Items]
Percent of Total Investments	60.30%
Investment Quality Bond Portfolio Class C | Vanguard Intermediate Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.60%
Investment Quality Bond Portfolio Class C | Vanguard Long Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Investment Quality Bond Portfolio Class I | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Investment Quality Bond Portfolio Class I | Cash And Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Investment Quality Bond Portfolio Class I | Corporate Segment [Member]
Holdings [Line Items]
Percent of Total Investments	35.40%
Investment Quality Bond Portfolio Class I | Government [Member]
Holdings [Line Items]
Percent of Total Investments	60.30%
Investment Quality Bond Portfolio Class I | Vanguard Intermediate Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.60%
Investment Quality Bond Portfolio Class I | Vanguard Long Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Municipal Bond Portfolio Class A | Municipal [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
Municipal Bond Portfolio Class A | Vanguard Intermediate Term Tax Exempt Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Municipal Bond Portfolio Class C | Municipal [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
Municipal Bond Portfolio Class C | Vanguard Intermediate Term Tax Exempt Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Municipal Bond Portfolio Class I | Municipal [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
Municipal Bond Portfolio Class I | Vanguard Intermediate Term Tax Exempt Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
U.S. Government Money Market Portfolio Class A | Federated Hermes Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.86%
U.S. Government Money Market Portfolio Class A | Dreyfus Government Cash Management Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.86%
U.S. Government Money Market Portfolio Class A | Black Rock Liquidity Fed Fund Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.86%
U.S. Government Money Market Portfolio Class A | J P Morgan U S Government Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.86%
U.S. Government Money Market Portfolio Class C | Federated Hermes Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.86%
U.S. Government Money Market Portfolio Class C | Dreyfus Government Cash Management Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.86%
U.S. Government Money Market Portfolio Class C | Black Rock Liquidity Fed Fund Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.86%
U.S. Government Money Market Portfolio Class C | J P Morgan U S Government Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.86%
U.S. Government Money Market Portfolio Class I | Federated Hermes Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.86%
U.S. Government Money Market Portfolio Class I | Dreyfus Government Cash Management Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.86%
U.S. Government Money Market Portfolio Class I | Black Rock Liquidity Fed Fund Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.86%
U.S. Government Money Market Portfolio Class I | J P Morgan U S Government Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.86%
Aggressive Balanced Allocation Portfolio Class A | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Aggressive Balanced Allocation Portfolio Class A | Vanguard Intermediate Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Aggressive Balanced Allocation Portfolio Class A | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
Aggressive Balanced Allocation Portfolio Class A | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	74.30%
Aggressive Balanced Allocation Portfolio Class A | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
Aggressive Balanced Allocation Portfolio Class A | Money Market Funds And Other [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
Aggressive Balanced Allocation Portfolio Class A | Saratoga Large Cap Growth Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Aggressive Balanced Allocation Portfolio Class A | Saratoga Large Cap Value Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Aggressive Balanced Allocation Portfolio Class A | Saratoga Mid Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Aggressive Balanced Allocation Portfolio Class A | Eaton Vance Global Macro Absolute Return Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Aggressive Balanced Allocation Portfolio Class A | Saratoga Small Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Aggressive Balanced Allocation Portfolio Class A | Vanguard Total International Stock Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Aggressive Balanced Allocation Portfolio Class A | Saratoga Technology And Comm Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Aggressive Balanced Allocation Portfolio Class A | Vanguard Financials Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Aggressive Balanced Allocation Portfolio Class C | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Aggressive Balanced Allocation Portfolio Class C | Vanguard Intermediate Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Aggressive Balanced Allocation Portfolio Class C | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
Aggressive Balanced Allocation Portfolio Class C | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	74.30%
Aggressive Balanced Allocation Portfolio Class C | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
Aggressive Balanced Allocation Portfolio Class C | Money Market Funds And Other [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
Aggressive Balanced Allocation Portfolio Class C | Saratoga Large Cap Growth Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Aggressive Balanced Allocation Portfolio Class C | Saratoga Large Cap Value Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Aggressive Balanced Allocation Portfolio Class C | Saratoga Mid Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Aggressive Balanced Allocation Portfolio Class C | Eaton Vance Global Macro Absolute Return Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Aggressive Balanced Allocation Portfolio Class C | Saratoga Small Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Aggressive Balanced Allocation Portfolio Class C | Vanguard Total International Stock Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Aggressive Balanced Allocation Portfolio Class C | Saratoga Technology And Comm Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Aggressive Balanced Allocation Portfolio Class C | Vanguard Financials Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Aggressive Balanced Allocation Portfolio Class I | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Aggressive Balanced Allocation Portfolio Class I | Vanguard Intermediate Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Aggressive Balanced Allocation Portfolio Class I | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
Aggressive Balanced Allocation Portfolio Class I | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	74.30%
Aggressive Balanced Allocation Portfolio Class I | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
Aggressive Balanced Allocation Portfolio Class I | Money Market Funds And Other [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
Aggressive Balanced Allocation Portfolio Class I | Saratoga Large Cap Growth Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Aggressive Balanced Allocation Portfolio Class I | Saratoga Large Cap Value Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Aggressive Balanced Allocation Portfolio Class I | Saratoga Mid Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Aggressive Balanced Allocation Portfolio Class I | Eaton Vance Global Macro Absolute Return Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Aggressive Balanced Allocation Portfolio Class I | Saratoga Small Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Aggressive Balanced Allocation Portfolio Class I | Vanguard Total International Stock Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Aggressive Balanced Allocation Portfolio Class I | Saratoga Technology And Comm Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Aggressive Balanced Allocation Portfolio Class I | Vanguard Financials Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Conservative Balanced Allocation Portfolio Class A | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Conservative Balanced Allocation Portfolio Class A | Vanguard Intermediate Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.00%
Conservative Balanced Allocation Portfolio Class A | Vanguard Long Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Conservative Balanced Allocation Portfolio Class A | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
Conservative Balanced Allocation Portfolio Class A | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	41.20%
Conservative Balanced Allocation Portfolio Class A | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	43.30%
Conservative Balanced Allocation Portfolio Class A | Money Market Funds And Other [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
Conservative Balanced Allocation Portfolio Class A | Saratoga Large Cap Growth Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Conservative Balanced Allocation Portfolio Class A | Saratoga Large Cap Value Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Conservative Balanced Allocation Portfolio Class A | Saratoga Mid Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Conservative Balanced Allocation Portfolio Class A | Eaton Vance Global Macro Absolute Return Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Conservative Balanced Allocation Portfolio Class A | Saratoga Small Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Conservative Balanced Allocation Portfolio Class A | Vanguard Total International Stock Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Conservative Balanced Allocation Portfolio Class C | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Conservative Balanced Allocation Portfolio Class C | Vanguard Intermediate Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.00%
Conservative Balanced Allocation Portfolio Class C | Vanguard Long Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Conservative Balanced Allocation Portfolio Class C | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
Conservative Balanced Allocation Portfolio Class C | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	41.20%
Conservative Balanced Allocation Portfolio Class C | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	43.30%
Conservative Balanced Allocation Portfolio Class C | Money Market Funds And Other [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
Conservative Balanced Allocation Portfolio Class C | Saratoga Large Cap Growth Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Conservative Balanced Allocation Portfolio Class C | Saratoga Large Cap Value Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Conservative Balanced Allocation Portfolio Class C | Saratoga Mid Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Conservative Balanced Allocation Portfolio Class C | Eaton Vance Global Macro Absolute Return Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Conservative Balanced Allocation Portfolio Class C | Saratoga Small Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Conservative Balanced Allocation Portfolio Class C | Vanguard Total International Stock Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Conservative Balanced Allocation Portfolio Class I | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Conservative Balanced Allocation Portfolio Class I | Vanguard Intermediate Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.00%
Conservative Balanced Allocation Portfolio Class I | Vanguard Long Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Conservative Balanced Allocation Portfolio Class I | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
Conservative Balanced Allocation Portfolio Class I | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	41.20%
Conservative Balanced Allocation Portfolio Class I | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	43.30%
Conservative Balanced Allocation Portfolio Class I | Money Market Funds And Other [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
Conservative Balanced Allocation Portfolio Class I | Saratoga Large Cap Growth Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Conservative Balanced Allocation Portfolio Class I | Saratoga Large Cap Value Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Conservative Balanced Allocation Portfolio Class I | Saratoga Mid Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Conservative Balanced Allocation Portfolio Class I | Eaton Vance Global Macro Absolute Return Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Conservative Balanced Allocation Portfolio Class I | Saratoga Small Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Conservative Balanced Allocation Portfolio Class I | Vanguard Total International Stock Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Moderate Balanced Allocation Portfolio Class A | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Moderate Balanced Allocation Portfolio Class A | Vanguard Intermediate Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Moderate Balanced Allocation Portfolio Class A | Vanguard Long Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Moderate Balanced Allocation Portfolio Class A | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
Moderate Balanced Allocation Portfolio Class A | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	62.00%
Moderate Balanced Allocation Portfolio Class A | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	23.80%
Moderate Balanced Allocation Portfolio Class A | Money Market Funds And Other [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
Moderate Balanced Allocation Portfolio Class A | Saratoga Large Cap Growth Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Moderate Balanced Allocation Portfolio Class A | Saratoga Large Cap Value Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Moderate Balanced Allocation Portfolio Class A | Saratoga Mid Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Moderate Balanced Allocation Portfolio Class A | Eaton Vance Global Macro Absolute Return Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Moderate Balanced Allocation Portfolio Class A | Saratoga Small Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Moderate Balanced Allocation Portfolio Class A | Vanguard Total International Stock Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Moderate Balanced Allocation Portfolio Class A | Saratoga Technology And Comm Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Moderate Balanced Allocation Portfolio Class C | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Moderate Balanced Allocation Portfolio Class C | Vanguard Intermediate Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Moderate Balanced Allocation Portfolio Class C | Vanguard Long Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Moderate Balanced Allocation Portfolio Class C | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
Moderate Balanced Allocation Portfolio Class C | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	62.00%
Moderate Balanced Allocation Portfolio Class C | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	23.80%
Moderate Balanced Allocation Portfolio Class C | Money Market Funds And Other [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
Moderate Balanced Allocation Portfolio Class C | Saratoga Large Cap Growth Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Moderate Balanced Allocation Portfolio Class C | Saratoga Large Cap Value Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Moderate Balanced Allocation Portfolio Class C | Saratoga Mid Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Moderate Balanced Allocation Portfolio Class C | Eaton Vance Global Macro Absolute Return Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Moderate Balanced Allocation Portfolio Class C | Saratoga Small Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Moderate Balanced Allocation Portfolio Class C | Vanguard Total International Stock Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Moderate Balanced Allocation Portfolio Class C | Saratoga Technology And Comm Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Moderate Balanced Allocation Portfolio Class I | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Moderate Balanced Allocation Portfolio Class I | Vanguard Intermediate Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Moderate Balanced Allocation Portfolio Class I | Vanguard Long Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Moderate Balanced Allocation Portfolio Class I | Saratoga Large Cap Growth Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Moderate Balanced Allocation Portfolio Class I | Saratoga Large Cap Value Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Moderate Balanced Allocation Portfolio Class I | Saratoga Mid Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Moderate Balanced Allocation Portfolio Class I | Eaton Vance Global Macro Absolute Return Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Moderate Balanced Allocation Portfolio Class I | Saratoga Small Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Moderate Balanced Allocation Portfolio Class I | Vanguard Total International Stock Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Moderate Balanced Allocation Portfolio Class I | Saratoga Technology And Comm Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Moderately Aggressive Balanced Allocation Portfolio Class A | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Moderately Aggressive Balanced Allocation Portfolio Class A | Vanguard Intermediate Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Moderately Aggressive Balanced Allocation Portfolio Class A | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
Moderately Aggressive Balanced Allocation Portfolio Class A | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	65.70%
Moderately Aggressive Balanced Allocation Portfolio Class A | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	19.50%
Moderately Aggressive Balanced Allocation Portfolio Class A | Money Market Funds And Other [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
Moderately Aggressive Balanced Allocation Portfolio Class A | Saratoga Large Cap Growth Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Moderately Aggressive Balanced Allocation Portfolio Class A | Saratoga Large Cap Value Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Moderately Aggressive Balanced Allocation Portfolio Class A | Saratoga Mid Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Moderately Aggressive Balanced Allocation Portfolio Class A | Eaton Vance Global Macro Absolute Return Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Moderately Aggressive Balanced Allocation Portfolio Class A | Saratoga Small Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Moderately Aggressive Balanced Allocation Portfolio Class A | Vanguard Total International Stock Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Moderately Aggressive Balanced Allocation Portfolio Class A | Saratoga Technology And Comm Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Moderately Aggressive Balanced Allocation Portfolio Class A | Vanguard Financials Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Moderately Aggressive Balanced Allocation Portfolio Class C | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Moderately Aggressive Balanced Allocation Portfolio Class C | Vanguard Intermediate Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Moderately Aggressive Balanced Allocation Portfolio Class C | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
Moderately Aggressive Balanced Allocation Portfolio Class C | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	65.70%
Moderately Aggressive Balanced Allocation Portfolio Class C | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	19.50%
Moderately Aggressive Balanced Allocation Portfolio Class C | Money Market Funds And Other [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
Moderately Aggressive Balanced Allocation Portfolio Class C | Saratoga Large Cap Growth Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Moderately Aggressive Balanced Allocation Portfolio Class C | Saratoga Large Cap Value Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Moderately Aggressive Balanced Allocation Portfolio Class C | Saratoga Mid Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Moderately Aggressive Balanced Allocation Portfolio Class C | Eaton Vance Global Macro Absolute Return Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Moderately Aggressive Balanced Allocation Portfolio Class C | Saratoga Small Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Moderately Aggressive Balanced Allocation Portfolio Class C | Vanguard Total International Stock Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Moderately Aggressive Balanced Allocation Portfolio Class C | Saratoga Technology And Comm Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Moderately Aggressive Balanced Allocation Portfolio Class C | Vanguard Financials Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Moderately Aggressive Balanced Allocation Portfolio Class I | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Moderately Aggressive Balanced Allocation Portfolio Class I | Vanguard Intermediate Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Moderately Aggressive Balanced Allocation Portfolio Class I | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
Moderately Aggressive Balanced Allocation Portfolio Class I | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	65.70%
Moderately Aggressive Balanced Allocation Portfolio Class I | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	19.50%
Moderately Aggressive Balanced Allocation Portfolio Class I | Money Market Funds And Other [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
Moderately Aggressive Balanced Allocation Portfolio Class I | Saratoga Large Cap Growth Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Moderately Aggressive Balanced Allocation Portfolio Class I | Saratoga Large Cap Value Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Moderately Aggressive Balanced Allocation Portfolio Class I | Saratoga Mid Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Moderately Aggressive Balanced Allocation Portfolio Class I | Eaton Vance Global Macro Absolute Return Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Moderately Aggressive Balanced Allocation Portfolio Class I | Saratoga Small Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Moderately Aggressive Balanced Allocation Portfolio Class I | Vanguard Total International Stock Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Moderately Aggressive Balanced Allocation Portfolio Class I | Saratoga Technology And Comm Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Moderately Aggressive Balanced Allocation Portfolio Class I | Vanguard Financials Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Moderately Conservative Balanced Allocation Portfolio Class A | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Moderately Conservative Balanced Allocation Portfolio Class A | Vanguard Intermediate Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
Moderately Conservative Balanced Allocation Portfolio Class A | Vanguard Long Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Moderately Conservative Balanced Allocation Portfolio Class A | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
Moderately Conservative Balanced Allocation Portfolio Class A | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	57.10%
Moderately Conservative Balanced Allocation Portfolio Class A | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	27.40%
Moderately Conservative Balanced Allocation Portfolio Class A | Money Market Funds And Other [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
Moderately Conservative Balanced Allocation Portfolio Class A | Saratoga Large Cap Growth Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Moderately Conservative Balanced Allocation Portfolio Class A | Saratoga Large Cap Value Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Moderately Conservative Balanced Allocation Portfolio Class A | Saratoga Mid Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Moderately Conservative Balanced Allocation Portfolio Class A | Eaton Vance Global Macro Absolute Return Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Moderately Conservative Balanced Allocation Portfolio Class A | Saratoga Small Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Moderately Conservative Balanced Allocation Portfolio Class A | Vanguard Total International Stock Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Moderately Conservative Balanced Allocation Portfolio Class C | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Moderately Conservative Balanced Allocation Portfolio Class C | Vanguard Intermediate Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
Moderately Conservative Balanced Allocation Portfolio Class C | Vanguard Long Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Moderately Conservative Balanced Allocation Portfolio Class C | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
Moderately Conservative Balanced Allocation Portfolio Class C | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	57.10%
Moderately Conservative Balanced Allocation Portfolio Class C | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	27.40%
Moderately Conservative Balanced Allocation Portfolio Class C | Money Market Funds And Other [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
Moderately Conservative Balanced Allocation Portfolio Class C | Saratoga Large Cap Growth Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Moderately Conservative Balanced Allocation Portfolio Class C | Saratoga Large Cap Value Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Moderately Conservative Balanced Allocation Portfolio Class C | Saratoga Mid Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Moderately Conservative Balanced Allocation Portfolio Class C | Eaton Vance Global Macro Absolute Return Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Moderately Conservative Balanced Allocation Portfolio Class C | Saratoga Small Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Moderately Conservative Balanced Allocation Portfolio Class C | Vanguard Total International Stock Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Moderately Conservative Balanced Allocation Portfolio Class I | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Moderately Conservative Balanced Allocation Portfolio Class I | Vanguard Intermediate Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
Moderately Conservative Balanced Allocation Portfolio Class I | Vanguard Long Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Moderately Conservative Balanced Allocation Portfolio Class I | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
Moderately Conservative Balanced Allocation Portfolio Class I | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	57.10%
Moderately Conservative Balanced Allocation Portfolio Class I | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	27.40%
Moderately Conservative Balanced Allocation Portfolio Class I | Money Market Funds And Other [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
Moderately Conservative Balanced Allocation Portfolio Class I | Saratoga Large Cap Growth Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Moderately Conservative Balanced Allocation Portfolio Class I | Saratoga Large Cap Value Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Moderately Conservative Balanced Allocation Portfolio Class I | Saratoga Mid Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Moderately Conservative Balanced Allocation Portfolio Class I | Eaton Vance Global Macro Absolute Return Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Moderately Conservative Balanced Allocation Portfolio Class I | Saratoga Small Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Moderately Conservative Balanced Allocation Portfolio Class I | Vanguard Total International Stock Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%